Details of Subsidiaries that have Material Non-Controlling Interests	6 Months Ended
Jun. 30, 2021
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Details of Subsidiaries that have Material Non-Controlling Interests
8.	DETAILS OF SUBSIDIARIES THAT HAVE MATERIAL NON-CONTROLLING INTERESTS
On October 15, 2019, the Company established a joint venture with Bukwang Pharmaceutical Co., Ltd., a leading research and development focused Korean pharmaceutical company, to develop antagonists of the aryl hydrocarbon receptor (AhR). The Company at that time owned a controlling stake 55% of the joint venture entity, which is called Jaguahr Therapeutics Pte. Ltd.
Details of the subsidiary that have material
non-controlling
interests:

Proportion of Ownership and Voting Rights Held by Non-controlling Interests
Name of Subsidiary	Principal Place of Business	December 31, 2020	June 30, 2021
Jaguahr Therapeutics Pte. Ltd.	Singapore	45%	65%*

	Profit (Loss) Allocated to Non-controlling Interests		Accumulated Non-controlling interests
	For the Year Ended June 30
	2020	2021	December 31, 2020	June 30, 2021
Name of Subsidiary
Jaguahr Therapeutics Pte. Ltd.	$(315,695)	$(332,400)	$300,681	$—

*	On April 28, 2021 the Company’s shareholding was diluted from 55% to 35% resulting in a loss of control as at April 28, 2021 as further detailed below.
The summarized Jaguahr Therapeutics Pte. Ltd. financial information below represents amounts before intragroup eliminations.

	December 31 , 2020	June 30 , 2021
Current assets	$807,560	$2,277,244
Current liabilities	(139,378)	(81,669)

Equity	$668,182	$2,195,575

Equity attributable to:
Stockholders of the Company	$367,501	$768,451
Non-controlling interests	300,681	1,427,124

	$668,182	$2,195,575

	For the Period Ended June 30
	2020	2021
Revenue	$—	$—

Loss for the year, representing total comprehensive loss for the year	$(701,545)	$(972,608)

Attributable to:
Stockholders of the Company	$(385,850)	$(621,764)
Share of losses of associates (Note 9)	—	(81,880)
Non-controlling interests	(315,695)	(268,964)

	$(701,545)	$(972,608)

The Company transferred the global rights to all of the assets related to AhR technology, into Jaguahr Therapeutics Pte. Ltd (“JAGUAHR”). Subject to the fulfilment of certain conditions, Bukwang agreed to invest $5.0 million in JAGUAHR in two tranches to fund the development of the assets, identify a lead development compound and file an Investigational New Drug (IND) application (JV Agreement). The first tranche of $2.5 million was received by JAGUAHR from Bukwang in October 2019.

On March 23, 2021, an Amendment to the JV Agreement was executed. Pursuant to the amended JV Agreement, the second tranche of
$2.5
million became payable to JAGUAHR in exchange for 80,000 new shares upon approval by its joint steering committee of an amended research plan, timeline and budget, to complete the additional research required to nominate a candidate drug.
On April 28, 2021, the second tranche of
$2.5 million was received from Bukwang. In consideration for such payment, 80,000 new shares were issued to Bukwang. Due to the second tranche, the Company’s shareholding was diluted to 35% from 55%, resulting in loss of control over the subsidiary.
The Company has retained a significant influence over JAGUAHR, resulting in an equity accounted associate being recognized as disclosed in Note 9.

 A gain on dilution of subsidiary of $2,307,735 representing the reversal of the capital reserve of $1,376,349, being the initial reserve set up upon formation of the subsidiary, non-controlling
interest derecognized of $31,717 at the date of dilution and 35%
of the fair value of net identifiable assets of JAGUAHR at the date of the dilution being recognized for the six months ended June 30, 2021.
Until the Investigational New Drug (IND) application is filed, ASLAN Pharmaceuticals Pte. Ltd. retains the right to offer to purchase, and, upon valid exercise to buy back all or part of the equity held by Bukwang at a price equal to three times the amount invested by Bukwang upon receiving Bukwang’s acceptance notice.